Loans - Loan Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans [Abstract]
Loans	$ 3,790,901	$ 3,465,352
Allowance for Credit Losses	(54,658)	(52,435)	$ (47,252)	$ (35,429)
Loans outstanding, net	3,736,243	3,412,917
Commercial
Loans [Abstract]
Loans	1,679,731	1,466,853
Allowance for Credit Losses	(16,724)	(13,817)	(11,519)	(7,401)
Commercial | Commercial and industrial
Loans [Abstract]
Loans	810,145	732,463
Commercial | Commercial real estate
Loans [Abstract]
Loans	869,586	734,390
Mortgage
Loans [Abstract]
Loans	1,485,872	1,368,409
Allowance for Credit Losses	(21,386)	(21,633)	(19,221)	(6,998)
Mortgage | 1-4 family owner occupied - jumbo
Loans [Abstract]
Loans	859,236	752,563
Mortgage | 1-4 family owner occupied - non-jumbo
Loans [Abstract]
Loans	301,172	285,632
Mortgage | 1-4 family non-owner occupied
Loans [Abstract]
Loans	173,816	183,100
Mortgage | 1-4 family - 2nd lien
Loans [Abstract]
Loans	116,032	105,277
Mortgage | Resort lending
Loans [Abstract]
Loans	35,616	41,837
Installment
Loans [Abstract]
Loans	625,298	630,090
Allowance for Credit Losses	(4,126)	(4,290)	$ (3,749)	$ (1,112)
Installment | Boat lending
Loans [Abstract]
Loans	268,648	252,965
Installment | Recreational vehicle lending
Loans [Abstract]
Loans	251,852	270,673
Installment | Other
Loans [Abstract]
Loans	$ 104,798	$ 106,452